Convertible Notes and Derivative Liability and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Notes and Derivative Liability and Warrants [Abstract]
Schedule of Convertible Notes

Convertible Notes

	June 30, 2025	December 31, 2024
Convertible notes, at amortised cost are as follows:
Convertible notes at amortised cost	$3,589,560	3,059,595
Less: Deferred debt issuance cost	$155,556	648,232
Convertible notes, net	$3,434,004	2,411,363

Convertible Notes

	December 31,
	2024	2023
Convertible notes, at amortised cost are as follows:
Convertible notes at amortised cost	$3,059,595	-
Less: Deferred debt issuance cost	$648,232	-
Convertible notes, net	$2,411,363	-

	December 31,
	2024	2023
The convertible notes are repayable as follows:
Current liability	$82,447	-
Non-current liability	2,328,916	-
Total	$2,411,363

Schedule of Outstanding Convertible Notes

As of June 30, 2025, the Company had the following outstanding convertible notes:

	Principal	Conversion	Coupon	Issuance	Maturity
Note Holders	Amount	Price	Rate	Date	Date
JAK & affiliated holders	$3,150,000	0.830	10.00%	June 3, 2025	June 3, 2028

As of December 31, 2024, the Company had the following outstanding convertible notes:

	Principal	Conversion	Coupon	Issuance	Maturity
Note Holders	Amount	Price	Rate	Date	Date
JAK & affiliated holders	$50,000	0.830	14.75%	April 3, 2024	October 2, 2028
JAK & affiliated holders	1,100,000	0.830	14.75%	August 3, 2024	February 2, 2029
JAK & affiliated holders	500,000	0.950	14.75%	August 30, 2024	March 1, 2029
JAK & affiliated holders	1,500,000	0.686	14.75%	November 11, 2024	May 10, 2029
Total	3,150,000

Schedule of Transaction Costs on Issuance of Notes

The transaction costs incurred on issuance of the Notes are capitalized and amortised over the term of the Notes as follows:

	June 30, 2025	December 31, 2024
Balance at beginning of the year	$648,232	$-
Add: capitalized during the year	155,556	929,500
Less: amortized during the year	(648,232)	(281,268)
Ending balance	$155,556	$648,232

Transaction costs on issuance of Notes

	December 31,
	2024	2023
Balance at beginning of the year	$-	$-
Add: capitalized during the year	929,500	-
Less: amortized during the year	(281,268)	-
Ending balance	$648,232	$-

Schedule of Contractual Obligations

The following table sets forth the Company’s contractual obligations as of December 31, 2024 relating to the convertible notes:

2024
Convertible bonds-
2025	516,250
2026	457,250
2027	457,250
2028	507,250
2029	3,269,625
Total	5,207,625

Schedule of Promissory Notes	Promissory Notes
	December 31,
	2024	2023
Balance at beginning of the year	$-	$-
Issued during the year	1,453,861	-
Waiver of liability	953,861	-
Ending balance	$500,000	$-